Structured entities - Nature of interests (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 127,950	£ 114,195
Financial assets at fair value through the income statement	175,151	133,086
Financial assets at fair value through other comprehensive income	78,688	65,750
Loans and advances at amortised cost	342,632	339,115
Other assets	2,622	3,089
Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	191	624
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Total on balance sheet exposures	342,632	339,115
Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	77,736	64,103
Equity securities [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through other comprehensive income	761	1,023
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	11,361	9,661
Financial assets at fair value through the income statement	59,129	35,518
Financial assets at fair value through other comprehensive income	153	391
Loans and advances at amortised cost	20,946	19,061
Other assets	16	28
Other interests [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	76
Financial assets at fair value through the income statement	2,864	2,659
Financial assets at fair value through other comprehensive income	153	391
Loans and advances at amortised cost	20,946	19,061
Other assets	16	28
Total on balance sheet exposures	23,979	22,215
Total off balance sheet notional amounts	19,305	14,021
Maximum exposure to loss	43,284	36,236
Total assets of the entity	282,891	257,996
Other interests [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	20,946
Other interests [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement		19,061
Multi-seller conduit programmes [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Financial assets at fair value through other comprehensive income	0	0
Other assets	8	17
Total on balance sheet exposures	5,154	5,947
Total off balance sheet notional amounts	11,750	8,649
Maximum exposure to loss	16,904	14,596
Total assets of the entity	87,004	78,716
Multi-seller conduit programmes [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	5,146
Multi-seller conduit programmes [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement		5,930
Lending [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	98	159
Financial assets at fair value through other comprehensive income	106	0
Other assets	3	4
Total on balance sheet exposures	12,928	8,295
Total off balance sheet notional amounts	7,555	3,751
Maximum exposure to loss	20,483	12,046
Total assets of the entity	159,804	145,181
Lending [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	12,721
Lending [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement		8,132
Others [member]
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0	76
Financial assets at fair value through the income statement	2,766	2,500
Financial assets at fair value through other comprehensive income	47	391
Other assets	5	7
Total on balance sheet exposures	5,897	7,973
Total off balance sheet notional amounts	0	1,621
Maximum exposure to loss	5,897	9,594
Total assets of the entity	36,083	34,099
Others [member] | Financial assets at amortised cost [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances at amortised cost	£ 3,079
Others [member] | Loans and advances [member]
Disclosure of unconsolidated structured entities [line items]
Financial assets at fair value through the income statement		£ 4,999